Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 15, 2022	May 10, 2022
Related Party Transaction [Line Items]
Long-term debt	¥ 1,248,937
Kouji Eguchi
Related Party Transaction [Line Items]
Long-term debt	¥ 233,480
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage	100.00%
Kabushiki Kaisha No Track | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Kabushiki Kaisha No Track | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	¥ 600	¥ 600	¥ 600
Tomoya Ogawa | Common
Related Party Transaction [Line Items]
Ownership percentage	0.58%	0.58%	0.59%
Kabushiki Kaisha LTW | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 330	¥ 330
Kabushiki Kaisha LTW | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	¥ 3,000	¥ 3,000	¥ 1,200
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage	0.36%	0.36%	0.36%
Aoyama Consulting Group Co., Ltd. | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Aoyama Consulting Group Co., Ltd. | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	1,200	¥ 1,200	¥ 1,200
Kazuyoshi Takahashi
Related Party Transaction [Line Items]
Long-term debt	¥ 75,643
Kazuyoshi Takahashi | Corporate bond which matures August 15, 2022
Related Party Transaction [Line Items]
Long-term debt					¥ 50,000
Interest rate					5.00%
Kazuyoshi Takahashi | Corporate bond which matures December 31, 2022
Related Party Transaction [Line Items]
Long-term debt				¥ 40,000
Common stock | Kouji Eguchi
Related Party Transaction [Line Items]
Ownership percentage	38.61%
Common stock | Kazuyoshi Takahashi
Related Party Transaction [Line Items]
Ownership percentage	0.26%